TAXES IN INSTALLMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Taxes In Installments
Schedule of taxes in installments

		Consolidated
	12/31/2025	12/31/2024
Federal REFIS Law 11.941/09	9,942	9,942
Federal REFIS Law 12.865/13	22,036	28,663
Other taxes in installments	87,655	121,576
	119,633	160,181

Classified:
Current	30,727	56,226
Non-current	88,906	103,955
	119,633	160,181